CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
CONCENTRATIONS
9.  CONCENTRATIONS

During the three and six months ended June 30, 2011, 38.76% and 38.45% of revenues respectively, were derived from one customer.

During the three and six months ended June 30, 2010, respectively, 39.23% and 34.65% of revenues respectively, were derived from one customer.

At June 30, 2011 a single customer balance accounted for 12.31% of the total trade receivables balance.  At June 30, 2010, a single customer balance accounted for 19.55% of the trade receivables balance.

13.           CONCENTRATIONS
During 2010, 53% of revenues were derived from five customers: 43%, 3%, 3%, 2% and 2%.  During 2009, 48% of revenues were derived from six customers at 34%, 4%, 3%, 3%, 2% and 2%.

The Company’s major product lines in 2010 and 2009 were external power, internal power, electro-mechanical and test & measurement systems.

At December 31, 2010, of the gross trade accounts receivable from continuing operations totaling $3,947,735, 47% was due from seven customers:  28%, 4%, 4%, 3%, 3%, 3%, and 2%.  At December 31, 2009, of the gross trade accounts receivable from continuing operations totaling $3,316,863, 40% was due from four customers:  21%, 8%, 8%, and 3%.